Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Results [Line Items]
Income from deposits and other financial instruments	$ 9,612,575	$ 8,377,023	$ 5,733,428
Interests charged to customers in energy accounts and billing	7,140,984	8,556,587
Other financial income	3,180,909	4,729,078	17,372,473
Total Financial Income	19,934,468	21,662,688	23,105,901
Financial Costs	(122,184,189)	(53,510,882)	(58,199,382)
Bank loans	(20,701,774)	(12,585)	(2,034,277)
Secured and unsecured obligations	(62,255,300)	(42,708,253)	(44,268,489)
Financial leasing	(739,069)	(811,172)	(780,953)
Valuation of financial derivatives	1,183,228	(1,067,820)	(824,922)
Financial provisions	(3,176,001)	(2,347,087)	(2,551,211)
Post-employment benefit obligations	(2,750,376)	(2,678,300)	(2,517,406)
Debt formalization expenses and other associated expenses	(9,373,412)	(836,174)
Capitalized borrowing costs	6,435,646	4,078,463	3,001,211
Other financial costs	(30,807,131)	(7,127,954)	(8,223,335)
Profit (losses) from Indexed Assets and Liabilities	(818,146)	916,666	1,631,840
Foreign Currency Exchange Differences	(7,807,197)	8,516,874	12,978,471
Total Financial Costs	(130,809,532)	(44,077,342)	(43,589,071)
Total Financial Results	(110,875,064)	(22,414,654)	$ (20,483,170)
Enel Finance International NV [Member]
Disclosure Of Financial Results [Line Items]
Interest cost	$ 23,253,535	$ 0